Shareholder Report, Line Graph (Details) - USD ($)									2 Months Ended	5 Months Ended	8 Months Ended			10 Months Ended	11 Months Ended		12 Months Ended		14 Months Ended	17 Months Ended	20 Months Ended			22 Months Ended	23 Months Ended	24 Months Ended	32 Months Ended		34 Months Ended	35 Months Ended	36 Months Ended	44 Months Ended		46 Months Ended	47 Months Ended	48 Months Ended	56 Months Ended		58 Months Ended	59 Months Ended	60 Months Ended	68 Months Ended		70 Months Ended	71 Months Ended	72 Months Ended	80 Months Ended		82 Months Ended	83 Months Ended	84 Months Ended	92 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	104 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	116 Months Ended	120 Months Ended
	Jul. 31, 2025	Dec. 10, 2024	Jul. 31, 2023	Dec. 16, 2019	Sep. 27, 2017	Sep. 13, 2017	Dec. 13, 2016	Jul. 31, 2016	Jan. 31, 2025	Apr. 30, 2025	Jul. 31, 2025	Jul. 31, 2020	Jul. 31, 2017	Jul. 31, 2018	Oct. 31, 2025	Jul. 31, 2018	Jul. 31, 2026	Jul. 31, 2017	Jan. 31, 2026	Apr. 30, 2026	Jul. 31, 2026	Jul. 31, 2021	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2022	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2023	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A with sales charges
Accumulated Value								$ 9,449.96										$ 11,319.48								$ 13,561.96					$ 14,502.33					$ 19,066.67					$ 25,921.90					$ 21,196.08					$ 25,016.97				$ 31,802.35				$ 38,187.36		$ 42,605.01
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C with sales charges
Accumulated Value								10,000.00										11,890.06								14,139.75					14,980.79					19,526.34					26,305.69					21,282.93					24,838.15				31,247.21				37,150.55		41,032.42
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Z
Accumulated Value					$ 10,000.00									$ 11,970.40										$ 12,831.81					$ 16,903.51					$ 23,035.00					$ 18,852.50					$ 22,306.62					$ 28,402.12				$ 34,163.54				$ 38,164.99
PGIM JENNISON DIVERSIFIED GROWTH FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value					10,000.00									11,970.40										12,831.81					16,903.51					23,021.22					18,850.79					22,304.59					28,399.53				34,238.08				38,322.35
PGIM JENNISON RISING DIVIDEND FUND - CLASS A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A with sales charges
Accumulated Value								9,449.80										10,519.66								11,776.84					12,750.62					13,546.81					18,347.71					17,854.53					17,952.18				21,514.51				24,407.77		28,972.90
PGIM JENNISON RISING DIVIDEND FUND - CLASS C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C with sales charges
Accumulated Value								10,000.00										11,058.76								12,295.40					13,205.21					13,925.42					18,722.42					18,074.30					18,049.19				21,462.43				24,165.77		28,463.90
PGIM JENNISON RISING DIVIDEND FUND - CLASS Z
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Z
Accumulated Value								10,000.00										11,167.88								12,531.64					13,602.27					14,481.42					19,657.23					19,172.80					19,316.13				23,213.92				26,403.08		31,413.62
PGIM JENNISON RISING DIVIDEND FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value					10,000.01									11,010.19										11,951.67					12,733.88					17,285.13					16,854.25					17,014.62					20,439.27				23,248.90				27,649.89
PGIM TARGET DATE INCOME FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							$ 10,000.00						$ 10,520.00										$ 11,075.00					$ 11,539.19					$ 12,156.08					$ 14,093.00					$ 13,336.58					$ 13,432.24				$ 14,535.94				$ 15,510.94				$ 17,088.10
PGIM TARGET DATE INCOME FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						10,540.00										11,112.19					11,608.59					12,257.05					14,241.22					13,522.29					13,649.07				14,804.51				15,840.34				17,492.64
PGIM TARGET DATE INCOME FUND CLASS - R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						10,550.00										11,148.03					11,663.69					12,332.19					14,356.00					13,653.68					13,799.24				14,987.25				16,057.20				17,754.28
PGIM TARGET DATE INCOME FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						10,422.85										10,861.31					11,411.44					12,093.62					13,707.42					13,030.15					13,038.70				14,077.46				15,034.43				16,489.44
PGIM TARGET DATE INCOME FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value							10,000.00						10,428.71										10,879.99					11,433.72					12,139.84					13,774.15					13,095.28					13,131.11				14,192.17				15,173.59				16,657.26
PGIM TARGET DATE INCOME FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						10,446.44										10,911.06					11,492.73					12,223.46					13,885.18					13,221.97					13,278.24				14,370.02				15,370.56				16,913.69
PGIM TARGET DATE 2020 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							10,000.00						10,520.00										11,075.00					11,539.19					12,156.08					14,093.00					13,336.58					13,432.24				14,535.94				15,510.94				17,088.10
PGIM TARGET DATE 2020 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						10,540.00										11,112.19					11,608.59					12,257.05					14,241.22					13,522.29					13,649.07				14,804.51				15,840.34				17,492.64
PGIM Target Date 2020 Fund - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						10,550.00										11,148.03					11,663.69					12,332.19					14,356.00					13,653.68					13,799.24				14,987.25				16,057.20				17,754.28
PGIM TARGET DATE 2020 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						10,550.00										11,180.29					11,698.52					12,379.96					14,423.24					13,732.68					13,893.51				15,116.10				16,196.78				17,939.82
PGIM TARGET DATE 2020 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value	$ 18,104.88		$ 13,979.17				10,000.00						10,560.00										11,192.36					11,723.87					12,430.56					14,493.81					13,801.83									15,224.72				16,345.00
PGIM TARGET DATE 2020 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						10,540.00										11,179.16					11,730.08					12,445.87					14,539.48					13,875.99					14,078.24				15,344.15				16,487.15				18,296.68
PGIM TARGET DATE 2025 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							10,000.00						10,580.00										11,251.45					11,670.69					12,283.05					14,464.21					13,687.01					13,900.61				15,132.78				16,218.20				18,016.15
PGIM TARGET DATE 2025 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						10,590.00										11,291.21					11,753.42					12,394.56					14,636.49					13,887.34					14,129.35				15,428.41				16,562.35				18,456.74
PGIM TARGET DATE 2025 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						10,610.00										11,327.62					11,799.43					12,462.29					14,745.78					14,002.79					14,269.66				15,602.64				16,787.99				18,733.59
PGIM TARGET DATE 2025 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						10,610.00										11,339.93					11,824.70					12,502.66					14,806.96					14,086.41					14,370.31				15,726.72				16,925.25				18,904.82
PGIM TARGET DATE 2025 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value							10,000.00						10,620.00										11,361.42					11,849.07					12,548.27					14,872.98					14,164.07					14,452.44				15,831.48				17,081.96				19,095.41
PGIM TARGET DATE 2025 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						10,640.00										11,398.55		$ 11,916.77								12,627.37					14,994.85		$ 14,290.78					$ 14,618.24					$ 16,032.07				$ 17,307.32						19,387.90
PGIM TARGET DATE 2030 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							10,000.00						10,740.00										11,649.70					12,020.36					12,626.13					15,340.69					14,429.02					14,845.02				16,304.05				17,559.41				19,765.40
PGIM TARGET DATE 2030 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						10,750.00										11,696.72					12,101.41					12,741.48					15,523.04					14,639.26					15,094.12				16,626.68				17,950.27				20,248.69
PGIM TARGET DATE 2030 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						10,760.00										11,713.77					12,139.08					12,799.09					15,614.27					14,747.78					15,237.75				16,812.91				18,175.44				20,532.01
PGIM TARGET DATE 2030 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						10,770.00										11,737.09					12,155.16					12,833.94					15,673.04					14,816.21					15,326.52				16,909.96				18,320.59				20,700.76
PGIM TARGET DATE 2030 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value							10,000.00						10,780.00										11,758.48					12,201.14					12,900.19					15,761.53					14,916.74					15,446.16				17,068.83				18,490.99				20,925.34
PGIM TARGET DATE 2030 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						10,790.00										11,796.57					12,260.00					12,979.85					15,887.29					15,060.98					15,607.08				17,268.50				18,747.60				21,255.60
PGIM TARGET DATE 2035 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							10,000.00						10,810.00										11,832.84					12,134.94					12,734.21					15,960.34					14,895.29					15,594.17				17,387.62				18,907.70				21,763.69
PGIM TARGET DATE 2035 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						10,830.00										11,871.73					12,208.49					12,843.19					16,130.09					15,104.16					15,853.99				17,701.63				19,301.56				22,286.84
PGIM TARGET DATE 2035 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						10,840.00										11,907.36					12,265.54					12,920.37					16,254.22					15,232.22					16,013.73				17,916.41				19,568.39				22,618.72
PGIM TARGET DATE 2035 FUND - CLASS R4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						10,850.00										11,930.61					12,303.18					12,971.68					16,342.20					15,333.59					16,137.68				18,112.73				19,754.87				22,850.19
PGIM TARGET DATE 2035 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value							10,000.00						10,850.00										11,942.43					12,318.15					13,010.79					16,405.90					15,408.50					16,219.61		18,179.67				19,896.34						23,052.65
PGIM TARGET DATE 2035 FUND - CLASS R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						10,870.00										11,980.20					12,366.99					13,081.12					16,514.27					15,533.98					16,391.77				18,380.29				20,159.58				23,386.43
PGIM TARGET DATE 2040 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							10,000						10,900.00										12,002.10					12,275.53					12,760.25					16,342.26					15,195.76					16,141.54				18,139.58				19,903.84				23,431.59
PGIM TARGET DATE 2040 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						10,920.00										12,040.84					12,360.00					12,876.74					16,533.29					15,401.33					16,405.63				18,488.41				20,334.11				23,987.98
PGIM TARGET DATE 2040 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						10,930.00										12,076.48					12,406.61					12,954.40					16,648.75					15,534.58					16,570.03				18,712.31				20,612.12				24,344.20
PGIM TARGET DATE 2040 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						10,940.00										12,100.10					12,444.09					13,006.96					16,727.70					15,635.12					16,694.30				18,852.42				20,784.92				24,602.81
PGIM TARGET DATE 2040 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value							10,000.00						10,950.00										12,122.45					12,470.91					13,046.13					16,804.29					15,723.66					16,806.35				18,995.43				20,977.36				24,830.29
PGIM TARGET DATE 2040 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						10,960.00										12,150.20					12,531.00					13,115.59					16,925.27					15,850.11					16,968.36				19,216.97				21,250.90				25,200.81
PGIM TARGET DATE 2045 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							10,000.00						10,970.00										12,100.86					12,315.79					12,767.16					16,643.36					15,354.32					16,497.95				18,662.40				20,572.41				24,598.94
PGIM TARGET DATE 2045 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						10,980.00										12,160.27					12,402.17					12,887.81					16,841.00					15,567.68					16,771.42				19,029.78				21,023.44				25,199.72
PGIM TARGET DATE 2045 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						10,990.00										12,175.84					12,450.68					12,956.89					16,951.52					15,691.63					16,931.68				19,235.73				21,294.53				25,549.82
PGIM TARGET DATE 2045 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						11,000.00										12,199.17					12,478.59					13,001.65					17,036.52					15,791.37					17,043.42				19,382.93				21,478.81				25,800.64
PGIM TARGET DATE 2045 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value							10,000.00						11,010.00										12,221.49					12,515.47					13,058.37					17,119.27					15,886.04					17,177.73				19,547.46				21,679.34				26,053.41
PGIM TARGET DATE 2045 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						11,030.00			$ 12,269.59												12,575.77					13,140.33					17,254.82					16,025.51					17,352.96				19,784.39				21,969.34				26,465.24
PGIM TARGET DATE 2050 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							10,000.00						10,950.00										12,119.12					12,314.50					12,713.75					16,706.55					15,331.54					16,643.35				18,965.62				20,977.42				25,382.28
PGIM TARGET DATE 2050 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						10,960.00										12,160.79					12,382.77					12,819.85					16,886.86					15,550.25					16,918.21				19,315.12				21,424.70				25,985.34
PGIM TARGET DATE 2050 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						10,970.00										12,197.83					12,442.46					12,896.84					17,015.06					15,682.58					17,092.93				19,609.60				21,705.91				26,376.96
PGIM TARGET DATE 2050 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						10,980.00										12,210.73					12,448.89					12,923.65					17,071.98					15,742.31					17,178.62				19,674.89				21,866.59				26,591.26
PGIM TARGET DATE 2050 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value							10,000.00						10,990.00										12,233.20					12,507.50					12,995.42					17,171.48					15,860.89					17,323.18				19,837.73				22,080.89				26,896.10
PGIM TARGET DATE 2050 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						11,000.00										12,281.01					12,567.48					13,083.81					17,313.67					16,019.91					17,507.42				20,099.89				22,397.23				27,318.73
PGIM TARGET DATE 2055 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							10,000.00						11,070.00										12,298.89					12,408.56					12,767.45					16,932.94					15,498.08					16,909.36				19,277.36				21,390.65				26,069.65
PGIM TARGET DATE 2055 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						11,090.00										12,347.73					12,494.95					12,893.01					17,138.10					15,719.07					17,193.21				19,664.40				21,873.61				26,721.92
PGIM TARGET DATE 2055 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						11,100.00										12,374.18					12,544.02					12,952.79					17,239.29					15,854.74					17,356.23				19,869.51				22,133.48				27,082.34
PGIM TARGET DATE 2055 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						11,110.00										12,397.60					12,582.75					13,008.44					17,336.04					15,948.16					17,473.17				20,022.04				22,345.38				27,357.77
PGIM TARGET DATE 2055 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value							10,000.00						11,120.00										12,420.22					12,610.01					13,052.30					17,418.85					16,045.42					17,591.91				20,187.50				22,547.40				27,632.41
PGIM TARGET DATE 2055 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						11,130.00										12,448.45					12,661.98					13,117.21					17,528.22					16,156.95					17,764.23				20,409.79				22,816.67				28,011.52
PGIM TARGET DATE 2060 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value							10,000.00						11,010.00										12,261.44					12,331.84					12,664.69					16,901.38					15,443.88					16,892.63				19,277.09				21,386.91				26,139.89
PGIM TARGET DATE 2060 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value							10,000.00						11,030.00										12,310.73					12,407.91					12,775.56					17,088.66					15,657.50					17,175.76				19,649.50				21,857.24				26,783.85
PGIM TARGET DATE 2060 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value							10,000.00						11,040.00										12,337.00					12,466.92					12,855.30					17,218.53					15,792.85					17,356.48				19,882.44				22,157.19				27,191.27
PGIM TARGET DATE 2060 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value							10,000.00						11,040.00										12,360.57					12,494.89					12,891.68					17,293.41					15,889.68					17,468.16				20,038.53				22,337.85				27,440.96
PGIM TARGET DATE 2060 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value							10,000.00						11,050.00										12,382.56					12,532.16					12,945.58					17,374.80					15,982.39					17,587.48				20,178.89				22,529.58				27,709.69
PGIM TARGET DATE 2060 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value							10,000.00						11,060.00										12,400.49					12,572.80					13,007.30					17,494.48					16,106.99					17,749.90				20,416.33				22,820.31				28,108.87
PGIM TARGET DATE 2065 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value				$ 10,000.00								$ 9,603.67										$ 12,866.69					$ 11,758.67					$ 12,875.16					$ 14,705.12					$ 16,338.32					$ 20,007.84
PGIM TARGET DATE 2065 FUND - CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value				10,000.00								9,624.81										12,925.74					11,833.21					12,989.58					14,841.69					16,541.00					20,287.11
PGIM TARGET DATE 2065 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value				10,000.00								9,635.49										12,953.57					11,877.90					13,058.13					14,969.57					16,693.52					20,515.40
PGIM TARGET DATE 2065 FUND - CLASS R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value				10,000.00								9,635.90										12,975.42					11,910.57					13,106.49					15,055.85					16,810.24					20,677.86
PGIM TARGET DATE 2065 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value				10,000.00								9,635.90										12,975.42										13,106.49					15,055.85					16,810.24	11,910.57				20,677.86
PGIM TARGET DATE 2065 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value				10,000.00								9,657.05										13,024.99					11,987.08					13,224.24					15,265.04					17,085.58					21,069.14
PGIM Target Date 2070 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R1
Accumulated Value		$ 10,000.00							$ 9,994.17	$ 9,641.19	$ 10,558.92				$ 11,375.80				$ 11,955.13	$ 12,461.01	$ 12,925.59
PGIM Target Date 2070 Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R2
Accumulated Value		10,000.00							9,994.51	9,651.61	10,569.37				11,406.45				11,982.34	12,499.71	12,975.69
PGIM Target Date 2070 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R3
Accumulated Value		10,000.00							9,995.10	9,652.18	10,580.08				11,417.20				12,009.53	12,527.63	13,014.65
PGIM Target Date 2070 Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R4
Accumulated Value		10,000.00							9,995.10	9,662.26	10,590.16				11,427.29				12,020.49	12,549.43	13,036.89
PGIM Target Date 2070 Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R5
Accumulated Value		10,000.00							10,005.96	9,663.01	10,601.07				11,438.26				12,032.08	12,561.53	13,049.46
PGIM Target Date 2070 Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value		10,000.00							10,007.23	9,664.24	10,602.41				11,449.80				12,049.57	12,590.19	13,089.22
PGIM 60/40 Allocation Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R6
Accumulated Value						$ 10,000.00										10,930.14									11,665.86					$ 12,687.12					$ 15,343.01					14,370.17					15,283.05					17,983.48				19,741.21				$ 22,650.13
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P 500 Index
Accumulated Value		10,000		10,000	10,000	10,000	10,000	10,000	10,033.453614117678	9,281.219712540176	10,599.775049622474	10,238.40092375263	11,379.567323813593	11,354.32176058275	11,471.836289779962	11,588.540419162355		11,604.204500124832	11,673.8477789285	12,163.302372568447	12,673.513356320107	13,969.810911894883	13,227.626597399425	12,261.058356109677	12,513.981313683744	13,488.745197394092	13,321.689244453144	14,283.962093321792	13,727.19124933407	14,010.357816944139	14,565.933175338756	15,055.568188152813	15,991.986479336874	18,730.09931265008	19,116.466620938005	16,307.674640767067	18,390.115170495355	21,820.304643826366	17,861.12669201655	18,229.568702269175	22,251.04611948712	21,393.631155870364	20,807.963652310023	20,185.83423576401	20,602.23066319517	21,218.72111492993	25,579.077756349718	23,516.215539587054	24,656.64608396115	25,165.267091241876	23,980.434969554735	28,724.64902968622	28,683.626337881797	29,275.316500070054	29,291.685004336796	33,416.02489846634	34,295.28643759167	35,002.73476910727	34,075.67049509896	39,953.530700721996	40,742.22925708039
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Bloomberg US Aggregate Bond Index
Accumulated Value		10,000		10,000		10,000	10,000		9,888.516929163567	10,149.632658575283	10,204.90237930853	10,772.044943819641	10,285.874979113618		10,504.841717415267	9,831.804355991075			10,565.773214411165	10,561.36961065082	10,481.430721898407	10,696.44943820131	10,203.537715535329		10,626.302966967074		9,721.3033707879	11,028.075740144634		11,701.827449313563		9,393.932584276019	12,144.26501957398		11,619.706963620929		9,873.123595515131	12,059.039618147815		10,560.391756688436		10,206.966292151521	10,959.672475026277		10,204.764159914808		10,483.550561821978	10,590.598857918167		10,725.316251743885		11,130.832645080765		11,087.974377626833		11,507.20261048159		11,388.431850256953		11,819.020161247616
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Russell 1000 Growth Index
Accumulated Value					$ 10,000			$ 10,000						$ 11,908.329014805302				$ 11,805.163634288416						$ 13,197.216233364701		$ 14,501.810518057402			$ 17,134.85751649136		$ 16,071.400861039714			$ 23,419.543681004532		$ 20,866.609970981903			$ 20,626.284235554172		$ 28,520.020269766545			$ 24,196.52154855741		$ 25,118.42470120831			$ 30,713.887910573914		$ 29,466.213963102324		$ 38,007.51759213128		$ 37,402.97922556847		$ 41,058.73882307715		$ 46,285.06801395534		$ 50,000.806140172564
S&P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date Retirement Income Index
Accumulated Value							10,000						10,924.811255804156										11,622.253553652685					12,164.357164523484					13,012.69437673382					14,963.988478802094					13,831.976603631478					14,505.721917692956				15,999.755551639422				17,303.264605284592				19,136.892816027415
PGIM Target Date Income Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date Income Custom Benchmark
Accumulated Value							10,000						10,674.887190372387										11,280.1176630773					11,910.007163464792					12,706.717291643608					14,813.958138131979					14,148.493766954942					14,343.067992746895				15,584.600334034461				16,709.899557034896				18,476.968816550874
PGIM Target Date 2020 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2020 Custom Benchmark
Accumulated Value							10,000						10,674.887190372387										11,280.1176630773					11,910.007163464792					12,706.717291643608					14,813.958138131979					14,148.493766954942					14,343.067992746895				15,584.600334034461				16,709.899557034896				18,476.968816550874
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2020 Index
Accumulated Value							10,000						10,924.811255804156										11,622.253553652685					12,164.357164523484					13,012.69437673382					14,963.988478802094					13,831.976603631478					14,505.721917692956				15,999.755551639422				17,303.264605284592				19,136.892816027415
PGIM Target Date 2025 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2025 Custom Benchmark
Accumulated Value							10,000						10,796.55239040665										11,527.736973004256					12,124.35433115454					12,921.904763394947					15,309.202373110156					14,608.313166615482					14,934.294424058491				16,330.900601934904				17,597.734794530734				19,656.135872293722
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2025 Index
Accumulated Value							10,000						11,032.867394320361										11,866.775870418971					12,380.866358005143					13,204.3455362918					15,675.008949154173					14,443.025710838074					15,282.299396608902				16,908.474936074363				18,393.518331202715				20,640.722148872588
PGIM Target Date 2030 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2030 Custom Benchmark
Accumulated Value							10,000						11,002.791904531485										11,967.755968537733					12,545.627714448587					13,405.447088632836					16,365.038836418255					15,531.82321680183					16,102.065383554278				17,769.267972899062				19,255.277147777633				21,785.591796684468
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2030 Index
Accumulated Value							10,000						11,129.607296237959										12,103.451349563285					12,578.502756600874					13,359.643722846191					16,327.055576548095					14,996.42357192148					16,074.771641729561				17,991.762606922504				19,716.23743424192				22,512.097750501154
PGIM Target Date 2035 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2035 Custom Benchmark
Accumulated Value							10,000						11,151.45928526323										12,236.754398050396					12,824.461831127577					13,719.131701863223					17,274.74237341059					16,282.982828876115					17,199.508958914048				19,258.632784479763				21,087.883239002953				24,416.9693422913
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2035 Index
Accumulated Value							10,000						11,226.426241816429										12,329.638259900441					12,760.099618602857					13,494.308385809562					17,030.82966272236					15,593.432516967703					16,931.269123879465				19,174.06424728134				21,224.671119366612				24,692.658008613
PGIM Target Date 2040 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2040 Custom Benchmark
Accumulated Value							10,000.00						11,251.635533364562										12,431.031942220725					13,012.772190146008					13,876.51560510622					17,792.689122746247					16,664.496309825136					17,860.197550441233				20,209.217419568708				22,312.972024766143				26,425.76540121369
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2040 Index
Accumulated Value							10,000						11,291.294276354687										12,487.121759353808					12,893.220944217821					13,588.853447736452					17,530.735074713866					16,018.683018667889					17,612.9547587399				20,148.422804349175				22,496.53736794042				26,646.598417679535
PGIM Target Date 2045 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2045 Custom Benchmark
Accumulated Value							10,000						11,321.27342417429										12,553.395547857368					13,104.122288193446					13,947.780237086312					18,157.082612414237					16,869.384391859767					18,293.386670323976				20,841.736630065356				23,139.74095354163				27,834.578770141325
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2045 Index
Accumulated Value							10,000						11,340.331103759396										12,581.850813644076					12,967.631906915047					13,638.383448904417					17,822.756680428232					16,262.169666072397					18,044.599822105607				20,759.19954506758				23,327.560962659438				27,991.88047716769
PGIM Target Date 2050 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2050 Custom Benchmark
Accumulated Value							10,000						11,369.083412291255										12,640.087398560156					13,186.48742209868					14,010.14272314647					18,378.870619344616					16,981.62483356783					18,611.87792521832				21,357.786687370357				23,820.833337482				29,007.785302491906
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2050 Index
Accumulated Value							10,000						11,385.164424861054										12,668.191635394041					13,035.929652512294					13,693.98725644776					18,017.907833839065					16,427.635460858666					18,304.97524973731				21,139.109753521192				23,795.927074030693				28,700.6674577005
PGIM Target Date 2055 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2055 Custom Benchmark
Accumulated Value							10,000						11,416.830521164542										12,737.110536210757					13,227.417518170116					14,021.14379882932					18,517.500950047805					17,055.917272477454					18,789.824387618282				21,611.721569397305				24,200.217909286668				29,679.322365483968
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2055 Index
Accumulated Value							10,000						11,410.864889058012										12,707.64870192429					13,073.577970731334					13,718.81046217274					18,108.74278153984					16,503.62934587641					18,405.946493450218				21,263.042485388214				23,994.096925326303				29,055.819474725355
PGIM Target Date 2060 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2060 Custom Benchmark
Accumulated Value							10,000						11,436.510515456172										12,786.531330363254					13,247.09020246839					14,001.24543820343					18,614.44766984859					17,108.58224224367					18,906.561341406636				21,759.832752190727				24,373.516005258494				29,986.46960128103
S&P Target Date 2060 Index [Membe]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2060 Index
Accumulated Value							$ 10,000						$ 11,426.998133553112										$ 12,752.39599772068					$ 13,128.456606304055					$ 13,798.93488889554					$ 18,196.422034406616					$ 16,577.341301277054					$ 18,505.67804581993				$ 21,383.850759238758				$ 24,125.925104130332				$ 29,201.04468720683
PGIM Target Date 2065 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2065 Custom Benchmark
Accumulated Value				10,000								9,727.005965741273										12,969.749648295572					11,905.615571115726					13,188.957274299119					15,195.201064193932					17,047.05814463896					20,995.9863564118
PGIM Target Date 2070 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	PGIM Target Date 2070 Custom Benchmark
Accumulated Value		10,000							10,008.536565549472	9,692.087875798403	10,676.376180546984				11,527.04885721906				12,129.785788734285	12,603.643452169566	13,149.54443873823
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	S&P Target Date 2065+ Index
Accumulated Value		$ 10,000		$ 10,000					$ 10,012.666394647566	$ 9,700.433387976242	$ 10,722.418277798337	$ 9,746.858255354928			$ 11,538.100670204658				$ 12,050.592256882308	$ 12,517.162441290899	$ 12,987.055927712468	$ 12,858.898175418064					$ 11,731.967278185175					$ 13,099.308879279593					$ 15,172.565917502647					$ 17,169.601332834904					$ 20,795.921870326343
Custom Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																	Custom Blended Index
Accumulated Value						$ 10,000										$ 10,864.397538539039									$ 11,785.503229670894					$ 13,180.515031943425					$ 15,885.436147842016					$ 14,907.614501437292					$ 15,865.630949645265					$ 18,270.3056945318				$ 20,309.003116542808				$ 22,891.904006889436